CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues		$ 132,964	$ 9,034	$ 132,964	$ 140,774
Cost of goods sold		139,018	21	139,018	85,397
Gross profit(loss)		(6,054)	9,013	(6,054)	55,377
Operating expenses:
Selling expenses	31,282	10,374	65,661	55,092	151,600	24,911
General and administrative expenses	367,678	207,542	774,790	432,718	1,157,367	1,097,396
Total operating expenses:	398,960	217,916	840,451	487,810	1,308,967	1,122,307
Loss from operations	(398,960)	(223,970)	(831,438)	(493,864)	(1,253,590)	(1,122,307)
Other income :
Other (expense)income, net	7,459	11,226	31,440	14,254	59,368	(2,741)
Interest income		171		203	1,006	198
Total other income(expense)	7,459	11,397	31,440	14,457	60,374	(2,543)
Net loss	(391,501)	(212,573)	(799,998)	(479,408)	(1,193,216)	(1,124,850)
Other comprehensive loss
Foreign currency translation adjustment	90,595	(48,083)	255,158	(9,151)	63,551	(5,842)
Total comprehensive loss	$ (300,906)	$ (260,656)	$ (544,840)	$ (488,559)	$ (1,129,665)	$ (1,130,692)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average shares outstanding
Basic and diluted (in shares)	57,511,771	55,808,141	57,269,388	55,618,521	55,930,766	43,630,302